General information	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
General information
1. General information
Ermenegildo Zegna N.V. (formerly known as Ermenegildo Zegna Holditalia S.p.A., and hereinafter referred to as the “Company” or the “Parent Company” and together with its consolidated subsidiaries, or any one or more of them, as the context may require, the “Ermenegildo Zegna Group” or the “Group”) is the holding company of the Group and is incorporated as a public company (naamloze vennootschap) under the laws of the Netherlands and its ordinary shares are listed on the New York Stock Exchange under the “ZGN” ticker. The Company is domiciled in Amsterdam, the Netherlands, and the Company’s registered office is Viale Roma 99/100, Valdilana (Biella), Italy.
Ermenegildo Zegna Group is a leading global luxury group, internationally recognized for the distinctive heritage of craftsmanship and design associated with the ZEGNA and Thom Browne brands and the noble fabrics and fibers of its in-house luxury textile and knitwear business. Since its foundation in 1910 through Lanificio Ermenegildo Zegna e Figli S.p.A. (“Lanificio”) in Valdilana (BI), Italy, the Group has expanded beyond luxury textile production to ready-to-wear products and accessories to become a highly recognized luxury lifestyle group. The Group designs, manufactures, markets and distributes luxury menswear, footwear, leather goods and other accessories under the ZEGNA and the Thom Browne brands, and luxury womenswear and childrenswear under the Thom Browne brand. The Group’s product range is complemented by eyewear, cufflinks and jewelry, watches, underwear and beachwear manufactured by third parties under licenses. In addition, following the completion of the acquisition of Tom Ford International (“TFI”) on April 28, 2023 (the “TFI Acquisition”), the Group has become a long-term licensee of the Estée Lauder Companies Inc. (“ELC”) for all TOM FORD men’s and women’s fashion as well as accessories and underwear, fine jewelry, childrenswear, textile, and home design products. For further information on the TFI Acquisition, see Note 39 — Business combinations. The Group’s business covers the entire value chain as a result of its design, manufacturing and distribution business and the Group has a significant international presence through the retail channel, consisting of directly operated single-brand stores (“Directly Operated Stores” or “DOS”) and online stores, as well as through the wholesale channel, represented by multi-brand stores, luxury department stores and major international airports.
Business Combination and other transactions in 2021
On December 17, 2021, the Group closed the previously announced business combination pursuant to a business combination agreement, dated as of July 18, 2021, as amended, by and among the Group, Investindustrial Acquisition Corp. (“IIAC”) and EZ Cayman, a wholly-owned subsidiary of the Group (“Zegna Merger Sub”), through a series of transactions as described below (the “Business Combination”).
Effective November 1, 2021, Ermenegildo Zegna Holditalia S.p.A. transferred its activities related to design and style, brand, marketing, planning, retail management, human resources, finance and accounting, legal, information technology and internal audit and compliance, and transferred 197 employees out of a total 212 employees to EZ Service S.r.l. (“EZ Service”), a limited liability company based in Italy that was incorporated on October 1, 2021 and is fully owned by Ermenegildo Zegna N.V. Subsequent to this transfer the Company’s activities are primarily limited to holding investments in the subsidiaries of the Group and conducting certain administrative, treasury, internal control and investor relations activities.
Also on November 1, 2021, Ermenegildo Zegna Holditalia S.p.A. completed the disposition of certain of its businesses (the “Disposition”), through the statutory demerger under Italian law to a new company owned by its existing shareholders. The Disposition included, inter alia, Ermenegildo Zegna Holditalia S.p.A.’s real estate business, consisting of its former subsidiary EZ Real Estate S.r.l. (“EZ Real Estate”), which directly and indirectly holds substantially all of the real estate assets formerly owned by the Group, as well as certain properties previously owned by Lanificio, and its 10% equity interest in Elah Dufour S.p.A. Most of the real estate properties directly or indirectly owned by EZ Real Estate were, and continue to be, leased to the Group also following the Disposition.
The following transactions related to the Business Combination were completed on December 17, 2021:
•Ermenegildo Zegna Holditalia S.p.A. implemented a cross-border conversion whereby it, by means of the execution of a Dutch notarial deed of cross-border conversion and amendment of its articles of association, converted into a Dutch public limited liability company (naamloze vennootschap) and transferred its legal seat from Italy to the Netherlands and amended its articles of association, upon which the Company changed its name to Ermenegildo Zegna N.V. (the “Conversion”);
•In connection with the Conversion, the Company underwent a share split of 4,300,000 ordinary shares into 215,000,000 ordinary shares (the “Share Split”);
•Zegna Merger Sub merged with and into IIAC, with IIAC being the surviving entity in the merger (the “Merger”), as a result of which:
(a)each share of Zegna Merger Sub was converted into one IIAC ordinary share;
(b)a total number of 44,443,659 IIAC class A shares and class B shares were contributed to the Company in exchange for an equivalent number of the Company ordinary shares, representing a capital increase of €397.8 million measured based on the closing price of IIAC’s shares of $10.14 per share on December 17, 2021;
(c)13,416,637 outstanding IIAC public warrants were converted to an equivalent number of the Company public warrants representing a right to acquire one the Company ordinary share. The public warrants were measured at fair value by using the Euro equivalent of the closing price of IIAC warrants on December 17, 2021, amounting to a total of €20,723 thousand; and
(d)5,900,000 IIAC private placement warrants were exchanged for an equivalent number of the Company private placement warrants representing a right to acquire one the Company ordinary share, while the remaining 800,000 IIAC private placement warrants were transferred by Strategic Holding Group S.à r.l. to the Ermenegildo Zegna Group and the Company issued a corresponding number of private placement warrants to certain of its directors. The private placement warrants were measured at fair value using a Monte Carlo simulation model, amounting to a total of €10,349 thousand;
(e)The issuance of 5,031,250 the Company ordinary shares to the holders of IIAC class B shares to be held in escrow. The release of these shares from escrow is subject to achievement of certain targets within a seven-year period (“Escrow Shares”). The Escrow Shares were measured in accordance with IFRS 2 - Share-Based Payment (“IFRS 2”) using a Monte Carlo simulation model, amounting to a total of €37,906 thousand;
•Pursuant to certain agreements between the Group and IIAC, the private investment in public equity investors (“PIPE Investors”) subscribed to an aggregate of 37,500,000 the Company ordinary shares for an aggregate purchase price of €331.4 million;
•The Company repurchased 54,600,000 of its ordinary shares from the Group’s controlling shareholder, Monterubello s.s. (hereinafter “Monterubello”), in exchange for consideration of €455.0 million.
•Transaction costs incurred by the Group in relation to the Business Combination amounted to €51.4 million (€2.9 million of which were paid in 2022), of which €17.3 million were recognized directly within equity and €34.1 million were recognized in the consolidated statement of profit and loss for the year ended December 31, 2021.
The following table shows a breakdown of the net cash proceeds in 2021 from the Business Combination:

(€ thousands)
Proceeds from issuance of Ordinary Shares upon Business Combination	310,739
Proceeds from issuance of Ordinary Shares to PIPE Investors	331,385
Purchase of own shares from Monterubello	(455,000)
Payments of transaction costs related to the Business Combination	(48,475)
Net cash proceeds from the Business Combination	138,649
Following the completion of the Business Combination, on December 20, 2021, the Company’s ordinary shares and public warrants began trading on the New York Stock Exchange (“NYSE”) under the symbols “ZGN” and “ZGN WS,” respectively.
Accounting for the Business Combination
The Business Combination between the Group and IIAC was accounted for as a capital reorganization in accordance with International Financial Reporting Standards. For accounting purposes, the Business Combination was treated as the equivalent of the Company issuing shares for the net assets of IIAC, which were stated at historical cost, with no goodwill or other intangible assets recorded.
It has been determined that IIAC does not meet the definition of a “business” pursuant to IFRS 3 — Business Combinations (“IFRS 3”), hence the transaction is accounted for within the scope of IFRS 2. In accordance with IFRS 2, the difference in the fair value of the Group’s equity instruments deemed issued to IIAC shareholders (measured based on the closing price of IIAC’s shares of $10.14 per share on December 17, 2021) over the fair value of identifiable net assets of IIAC represents a service for listing amounting to €114,963 thousand and was accounted for as a share-based payment expensed as incurred.